Expense Example - Class A and C Shares - Federated Hermes SDG Engagement High Yield Credit Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	633	1,017	1,425	2,562	367	820	1,400	2,792